Short-Term Investments	12 Months Ended
Dec. 31, 2011
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3: — SHORT-TERM INVESTMENTS

a.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2011			2010
	Amortized cost	Unrealized gain	Market value	Amortized cost	Unrealized loss	Market value
Available-for-sale:
Government debentures	$2,825	$76	$2,901	$3,923	$(230)	$3,693

b.	The estimated fair value of available-for-sale investments as of December 31, 2011 and 2010 by contractual maturity, are as follows:

	December 31,
	2011		2010
	Cost	Market Value	Cost	Market Value
Available-for-sale government debentures:
Matures in more than five years	$2,848	$2,901	$3,878	$3,693

	$2,848	$2,901	$3,878	$3,693